Derivative Instruments (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 20,058,233	$ (387,941)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 114,388	$ 113,405
Percent of Total	0.57%	(29.23%)
Brazilian real [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 15,123	$ 20
Percent of Total	0.08%	(0.01%)
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 575,236	$ (137,801)
Percent of Total	2.87%	35.52%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 266,411	$ 182,285
Percent of Total	1.33%	(46.99%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 353,192	$ 1,775,867
Percent of Total	1.76%	(457.77%)
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,924,362	$ 162,175
Percent of Total	9.59%	(41.80%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (11,111)	$ (885,850)
Percent of Total	(0.06%)	228.35%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 0	$ 765,900
Percent of Total	0.00%	(197.43%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,157)	$ (29,911)
Percent of Total	(0.02%)	7.71%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 172,312	$ (423,000)
Percent of Total	0.86%	109.04%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 35,226	$ 264,515
Percent of Total	0.18%	(68.18%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 14,315	$ 2,740
Percent of Total	0.07%	(0.71%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,522)	$ 87,305
Percent of Total	(0.02%)	(22.50%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (228,598)	$ 112,125
Percent of Total	(1.14%)	(28.90%)
Taiwan dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 23,145	$ (4,145)
Percent of Total	0.12%	1.07%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (5,437)	$ (3,188)
Percent of Total	(0.03%)	0.82%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 16,816,348	$ (2,370,383)
Percent of Total	83.84%	611.01%